Information about financial instruments (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Financial Assets

	Carrying amount			Fair value
	December 31,			December 31,
	2019	2020	2021	2019	2020	2021
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$9,977	$17,648	$14,411	$9,977	$17,648	$14,411
Deposits and other receivables
Deposits	401	466	451	401	466	451
Other financial assets
Long-term investments	335	386	357	335	386	357
Financial instruments at fair value through other comprehensive income
Cash flow hedges	46	84	—	46	84	—
Cash, cash equivalents and short-term investments	14,098	18,474	4,835	14,098	18,474	4,835
Total financial assets	$24,857	$37,058	$20,054	$24,857	$37,058	$20,054
Total current	$24,121	$36,206	$19,246	$24,121	$36,206	$19,246
Total non-current	$736	$852	$808	$736	$852	$808
Financial liabilities:
Lease liability	4,104	5,776	4,620	4,104	5,776	4,620
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	4,068	14,228	9,518	4,068	14,228	9,518
Convertible debt	30,671	26,074	36,373	30,706	26,074	36,493
Venture debt	12,180	8,276	—	12,180	8,276	—
Government loans	1,002	6,920	6,001	1,002	6,920	6,001
Research project financing	5,696	6,473	3,868	5,696	6,473	3,868
Convertible debt embedded derivative	—	12,395	10,081	—	12,395	10,081
Trade and other payables (current and non current)	9,973	16,552	14,880	9,973	16,552	14,880
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	—	50	—	—	50
Total financial liabilities	$67,694	$96,694	$85,391	$67,729	$96,694	$85,511
Total current	$27,363	$40,221	$27,631	$27,328	$40,221	$27,631
Total non-current	$40,331	$56,473	$57,760	$40,401	$56,473	$57,880

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2019	2020	2021	2019	2020	2021
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$9,977	$17,648	$14,411	$9,977	$17,648	$14,411
Deposits and other receivables
Deposits	401	466	451	401	466	451
Other financial assets
Long-term investments	335	386	357	335	386	357
Financial instruments at fair value through other comprehensive income
Cash flow hedges	46	84	—	46	84	—
Cash, cash equivalents and short-term investments	14,098	18,474	4,835	14,098	18,474	4,835
Total financial assets	$24,857	$37,058	$20,054	$24,857	$37,058	$20,054
Total current	$24,121	$36,206	$19,246	$24,121	$36,206	$19,246
Total non-current	$736	$852	$808	$736	$852	$808
Financial liabilities:
Lease liability	4,104	5,776	4,620	4,104	5,776	4,620
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	4,068	14,228	9,518	4,068	14,228	9,518
Convertible debt	30,671	26,074	36,373	30,706	26,074	36,493
Venture debt	12,180	8,276	—	12,180	8,276	—
Government loans	1,002	6,920	6,001	1,002	6,920	6,001
Research project financing	5,696	6,473	3,868	5,696	6,473	3,868
Convertible debt embedded derivative	—	12,395	10,081	—	12,395	10,081
Trade and other payables (current and non current)	9,973	16,552	14,880	9,973	16,552	14,880
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	—	50	—	—	50
Total financial liabilities	$67,694	$96,694	$85,391	$67,729	$96,694	$85,511
Total current	$27,363	$40,221	$27,631	$27,328	$40,221	$27,631
Total non-current	$40,331	$56,473	$57,760	$40,401	$56,473	$57,880

Disclosure of Fair Value of Financial Instruments
As at December 31, 2019, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2019	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$335	—	$335	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$46	—	$46	—
As of December 31, 2019 there were no liabilities measured at fair value.
As at December 31, 2020, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$386	—	$386	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$84	—	$84	—
Liabilities measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	12,395	—	12,395	—

As of December 31, 2021, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2021	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	357	—	357	—
Liabilities measured at fair value

	At December 31,
	2021	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	10,081	—	10,081	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	50	—	50	—

Schedule of Present Fair Values of Derivative Financial Instruments	The following tables present fair values of foreign currency derivative financial instruments at December 31, 2021, 2020 and 2019.

	At December 31, 2019
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€3,000	$46
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$46

	At December 31, 2020
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,250	$84
Options (buy euros, sell U.S. dollars)	—	—
Total	€2,250	$84

	At December 31, 2021
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€5,000	$(50)
Options (buy euros, sell U.S. dollars)	—	—
Total	€5,000	$(50)

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2021	2020	2019	2021	2020	2019
A	Taiwan	23%	20%	27%	545,000	4,767,000	1,383,000
B	United States of America	23%	18%	7%	1,800,000	—	250,000
C	China	14%	Less than 10%	Less than 10%	203,000	339,000	271,000
D	Japan	13%	Less than 10%	—%	7,736,000	5,120,000	—
E	South Korea	Less than 10%	45%	22%	583,000	5,209,000	2,680,000
F	Taiwan	Less than 10%	Less than 10%	10%	—	544,000	1,745,000

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2019
Research project financing	$739	$2,252	$2,601	$368	$72	$—	$6,032
Interest-bearing receivables financing	4,068	—	—	—	—	—	4,068
Government loans	478	466	229	—	—	—	1,173
Convertible debt	7,863	26,792	6,124	—	—	—	40,779
Venture debt	6,042	6,042	2,351	—	—	—	14,435
Lease liabilities	1,147	832	973	980	965	1,307	6,204
Trade payables	8,834	1,000	250	—	—	—	10,084
Other current liabilities	4,540	—	—	—	—	—	4,540
	$33,711	$37,384	$12,528	$1,348	$1,037	$1,307	$87,315
At December 31, 2020
Research project financing	$1,944	$2,387	$1,828	$425	$—	$—	$6,584
Interest-bearing receivables financing	14,228	—	—	—	—	—	14,228
Government loans	1,536	1,851	1,319	1,287	1,256	412	7,661
Convertible debt	—	—	—	35,506	—	—	35,506
Venture debt	6,600	2,568	—	—	—	—	9,168
Lease liabilities	1,777	2,027	1,407	1,184	1,177	359	7,931
Trade payables	15,701	250	—	1,430	—	—	17,381
Other current liabilities	8,386	—	—	—	—	—	8,386
	$50,172	$9,083	$4,554	$39,832	$2,433	$771	$106,845
At December 31, 2021
Research project financing	$1,057	$1,042	$1,684	$—	$—	$—	$3,783
Interest-bearing receivables financing	9,518	—	—	—	—	—	9,518
Government loans	1,240	1,573	1,483	1,452	714		6,462
Convertible debt (1)	—	—	54,623	—	—	—	54,623
Lease liabilities	1,238	1,043	965	1,052	322	—	4,620
Trade payables	13,916	171	1,477	—	—	—	15,564
Other current liabilities	9,180	—	—	—	—	—	9,180
	$36,149	$3,829	$60,232	$2,504	$1,036	$—	$103,750

Schedule of Financial Liabilities

(in thousands)	January 1, 2019 *	Cash flows	Foreign exchange movement	Accrued interest	Other(1)	December 31, 2019
Government grant advances and loans	$6,362	1,006	(112)	220	145	$7,621
Convertible debt	$19,723	7,967	—	5,844	(2,863)	$30,671
Venture debt	$12,634	(2,010)	(240)	1,796	—	$12,180
Lease liabilities	$4,623	$(1,922)	$49	$622	$732	$4,104
Interest-bearing financing of receivables	$10,295	(6,227)	—	—	—	$4,068
Total	$53,637	(1,186)	(303)	8,482	(1,986)	$58,644
* Restated to reflect the impact of the adoption of IFRS 16 Leases

(in thousands)	January 1, 2020	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2020
Government grant advances and loans	$7,621	5,910	1,392	364	—	(217)	$15,070
Convertible debt	$30,671	2,050	—	7,902	(16,008)	1,459	$26,074
Venture debt	$12,180	(6,105)	750	1,451	—	—	$8,276
Lease liabilities	$4,104	(1,221)	363	780	—	1,750	$5,776
Interest-bearing financing of receivables	$4,068	9,914	175	71	—	—	$14,228
Total	$58,644	10,548	2,680	10,568	(16,008)	2,992	$69,424

(in thousands)	January 1, 2021	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2021
Government grant advances and loans	$15,070	592	(449)	427		(80)	$15,560
Convertible debt	$26,074	27,957	—	6,193	(11,138)	(12,713)	$36,373
Venture debt	$8,276	(8,743)	180	819		(532)	$—
Lease liabilities	$5,776	(1,063)	(297)	760		(556)	$4,620
Interest-bearing financing of receivables	$14,228	21	(337)	282		(4,676)	$9,518
Total	$69,424	18,764	(903)	8,481	(11,138)	(18,557)	$66,071
(1) Amounts included in Other for 2019 mainly represent the amounts recorded in equity related to the issuance of debt with an equity component, the reduction of grants as the corresponding expense is incurred and new grants to be received. In 2019, 2020 and 2021, Other includes as well as additions in lease liabilities, which are non-cash. In 2020 and 2021, Other includes the liability component and the fair value of the embedded option of the convertible debts converted during the year. In 2021, Other includes the impact of the forgiveness of the government grant advance and of the netting of the interest-bearing financing debt with the Research tax credit receivable.